Taxes on Earnings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 29, 2013	Sep. 23, 2012
Income Tax Disclosure [Line Items]
Deferred tax expense, reclassification from AOCI to provision for income taxes	$ 9.1
Tax impact of change in enacted tax rate	(2.1)
Decrease in deferred tax liability, due to change in enacted tax rate Deferred?Tax?Liabilities?Increase?Decrease?Due?To?Rate?Changes (2.1)	(2.1)
State and Local Jurisdiction
Income Tax Disclosure [Line Items]
Benefit from change in valuation allowance	1.5
Additional recognition or release of valuation allowance		$ 1.9